Corporate Information	12 Months Ended
Dec. 31, 2021
Corporate Information [Abstract]
CORPORATE INFORMATION
1	CORPORATE INFORMATION

Anghami (the “Company” or the “Parent”) is a limited liability company incorporated in the Cayman Islands on 14 February 2012. Anghami owns and controls multiple of music streaming and technology companies in Middle East and North Africa region “MENA”. Anghami’s registered head office is in Ugland House, Grand Cayman, Cayman Islands, P.O. Box 309.

The principal activity of the Company is digital entertainment and online streaming including music, podcasts, music videos, and live events. The Company has a freemium business model whereby premium (paying) users get unlimited access to online streaming content, ads free streaming experience, and unlimited downloads. The ad-supported users do not pay subscription fees and are provided with limited access to on-demand online streaming content without the ability to download content. The Company secures its content via licenses with labels and independent artists to provide its service.

The consolidated financial statements of Anghami and its subsidiaries (the “Group”) for the year ended December 31, 2021 and December 31, 2020 include the financial statements of Anghami and all its subsidiaries. Details of the major operating subsidiaries are provided in note 3.2 to the consolidated financial statements. Information on other related party relationships of the Group is provided in note 23.